-------------------------------------------------------------------------------------------------------------
  NAME, ADDRESS                     POSITION(S) HELD WITH                 PRINCIPAL OCCUPATION(S)
    AND AGE                                TRUST                           DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------
Sean P. Driscoll                         Treasurer                   Director of Fund Accounting and
230 Commerce Way, Suite 300                                          Compliance, Citizens Advisers (since
Portsmouth, NH 03801                                                 November 1998); Director of Fund
35 years                                                             Administration, State Street Bank and
                                                                     Trust Company (March 1998 to November
                                                                     1998); Vice President of Compliance,
                                                                     Putnam Investments (January 1997 to
                                                                     March 1998); Fund Accountant and
                                                                     Director of Fund Administration, State
                                                                     Street Bank and Trust Company (1987 to
                                                                     1997)
-------------------------------------------------------------------------------------------------------------
Pablo S. Eisenberg                       Trustee                     Retired (since 1998); Executive Director
3729 Massachusetts Avenue NW                                         for Community Change (since 1975)
Washington, DC 20016
68 years
-------------------------------------------------------------------------------------------------------------
Mitchell A. Johnson*                     Trustee                     Retired (since 1995);
2753 Unicorn Lane NW                                                 Director, Eldorado Bancshares, Inc.
Washington, DC 20015                                                 (since 1997);
58 years                                                             President, M.A.J. Capital Management,
                                                                     Inc. (money management firm) (1994 to 1995);
                                                                     Senior Vice President of Corporate Finance,
                                                                     Student Loan Marketing Association
                                                                     (1987 to 1994)
-------------------------------------------------------------------------------------------------------------
Azie Taylor Morton*                      Chair of the Board and      Investment adviser;
10910 Medfield Court                     Trustee                     Consultant/Director of Marketing,
Austin, TX 78739                                                     GRW Capital Corporation (since 1992)
64 years
-------------------------------------------------------------------------------------------------------------
John M. O'Brien                          Assistant Treasurer         Vice President of Corporate Finance,
230 Commerce Way, Suite 300                                          Citizens Advisers (since October 1998);
Portsmouth, NH 03801                                                 Services Manager, Bank Boston (January
35 Years                                                             1998 to October 1998);
                                                                     Business Manager, Fidelity Investments
                                                                     (October 1989 to January 1998)
-------------------------------------------------------------------------------------------------------------

Samuel Pierce                            Assistant Vice President    Senior Social Analyst, Citizens Advisers
230 Commerce Way, Suite 300                                          (since July 1998); Assistant Vice
Portsmouth, NH 03801                                                 President, Wellington Management
32 years                                                             Company, LLC (November 1992 to July
                                                                     1998)

-------------------------------------------------------------------------------------------------------------
Martha S. Pope                           Trustee                     Retired (since 1998);
701 A Street, NE                                                     Senior Advisor for the Northern Ireland Peace
Washington, DC 20002                                                 Negotiations (January 1995 to July 1998);
55 years                                                             Secretary of the United States Senate (April
                                                                     1994 to January 1995); Sergeant at Arms of
                                                                     the United States Senate (January 1991
                                                                     to March 1994)
-------------------------------------------------------------------------------------------------------------

Ada Sanchez                              Trustee                     Program Officer, The Proteus Fund (since
11 Stagecoach Road                                                   1999)
Amherst, MA 01002                                                    Student (1996 - 1999);
48 years                                                             Director ofPublic Service and Social Change
                                                                     Program, Hampshire College (1987 to 1996)
-------------------------------------------------------------------------------------------------------------
Stephen C. Schuyler                      Secretary                   Vice President and Senior Counsel,
230 Commerce Way, Suite 300                                          Citizens Advisers (since January 2000);
Portsmouth, NH 03801                                                 Vice President and Assistant Counsel
43 years                                                             State Street Bank and Trust Company
                                                                     (April 1998 to January 2000); Scudder
                                                                     Kemper, Inc. (April 1996 to April
-------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------
                                                                     1998); Attorney Adviser Securities and
                                                                     Exchange Commission (September 1995 to April
                                                                     1996); Member SEC Registration
-------------------------------------------------------------------------------------------------------------
John L. Shields*                         Trustee and President       President and Chief Executive Officer of
230 Commerce Way, Suite 300                                          Citizens Advisers (since September
Portsmouth, NH 03801                                                 1998); Senior Consultant, Cerulli
47 years                                                             Associates, a mutual Fund consulting
                                                                     firm (1995 to 1998); Senior Vice
                                                                     President and Chief Administrative
                                                                     Officer, Chief Operating Officer and
                                                                     Chief Financial Officer, State Street
                                                                     Research Investment Services, Inc. (1991
                                                                     to 1995)

-------------------------------------------------------------------------------------------------------------